Subsequent Events - Additional Information (Detail) - USD ($)	Jul. 18, 2022	Jun. 30, 2022	Apr. 14, 2022	Apr. 08, 2022	Dec. 31, 2021	Sep. 28, 2021
Subsequent Event [Line Items]
Number of Shares Available for Grant		0
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of Shares Available for Grant					1,684,667
Subsequent Event
Subsequent Event [Line Items]
Purchase agreement, equity interests issuable, not yet issued	$ 100,000,000
Purchase agreement, equity interests issuable, not yet issued, transaction period	36 months
Virgin Group Acquisition Corp. II [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value			$ 500,000	$ 1,500,000
Virgin Group Acquisition Corp. II [Member] | Sponsor [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value						$ 1,000,000
Virgin Group Acquisition Corp. II [Member] | Subsequent Event | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value			$ 500,000
Virgin Group Acquisition Corp. II [Member] | Subsequent Event | Sponsor [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value				1,000,000
Virgin Group Acquisition Corp. II [Member] | Subsequent Event | Sponsor [Member] | Unsecured Promissory Note [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument face value				$ 1,500,000